3. Investment Securities Available-For-Sale (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investment Securities Available-for-sale Details Narrative
Number of investment securities in a loss	108	34
Investment securities available-for-sale	$ 33,238	$ 31,422
Investment securities market value	32,698	31,355
Proceeds from sales of securities	$ 21,164	$ 1,025